UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/20

Item 1.	Reports to Stockholders.

ANNUAL REPORT

FRANKLIN LIBERTY

SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

March 31, 2020

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

This annual report for Franklin Liberty Short Duration U.S. Government ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +3.07% based on market price and +3.18% based on net asset value. In comparison, the Bloomberg Barclays U.S. Government Index: 1-3 Year Component posted a +5.73% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market’s performance during the 12-month period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, was defined by two phases: before and during the outbreak of the novel coronavirus (COVID-19) in the country. Until late February 2020, prices for most U.S. bonds rose, as low inflation, interest-rate cuts and strong demand for yield, which moves inversely to price, supported fixed-income markets. In late February, as more countries adopted social distancing and lockdown measures to slow the global pandemic, the U.S. bond market began pricing in the adverse impact on economic activity. Higher-quality, longer-term bonds rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ risk appetite. Similarly, strong demand for cash and cash equivalents drove yields on certain U.S. Treasury bill maturities to fall briefly below zero. Thereafter, bond prices fell then somewhat stabilized as the magnitude of the downturn led to constricted liquidity and subsequent intervention by the U.S. Federal Reserve (Fed).

After reducing the federal funds target rate three times in 2019 to a range of 1.50%–1.75%, the Fed enacted two emergency rate cuts in March 2020 in response to the COVID-19 pandemic, further lowering the federal funds target rate to a

Portfolio Composition*

Based on Total Net Assets as of 3/31/20

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 10.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

range of 0.00%–0.25%. In addition, the Fed announced a plan to purchase government, government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose significantly during the reporting period, despite high levels of Treasury issuance due to deficit spending and investor expectations for large increases in debt issuance for fiscal stimulus to alleviate the economic downturn. The yield on 10-year U.S. Treasury bonds declined to historic lows near period-end, driven by fears of a prolonged global economic disruption due to the COVID-19 pandemic. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted positive returns, aided by the Fed’s announcement that it would make substantial MBS purchases.

U.S. corporate bond performance was hampered during the period’s last month by investor concerns about the pandemic-related economic disruption and the potential credit downgrades of many companies amid high levels of indebtedness. For the 12-month period, investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, posted positive returns, while high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted negative returns due to investor concerns about a potential increase in credit defaults.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s duration positioning was the largest detractor from performance versus the benchmark. The Fund was positioned with less duration than the benchmark, and this was the most significant detractor from relative performance. Interest rates declined during the first three-months of the period, stabilized through the start of February, and then declined sharply at the end of the period as a result of the global COVID-19 outbreak. The outbreak also triggered a widening of mortgage spreads and an expansion of liquidity premia. Widening spreads resulted in underperformance on a duration-adjusted basis from the Fund’s exposure to ARMs. The Fund’s exposure to Treasury Inflation-Protected Securities (TIPS) was a detractor from performance as inflation expectations fell and liquidity premia expanded. The Fund’s exposure to agency fixed-rate mortgage-backed (MBS) securities was a detractor from performance as lower rates increased concern about prepayments. As a result of wider spreads, the Fund’s exposures to agency CMOs and agency debentures were also modest detractors from performance. Spreads on multi-family agency MBS proved more resilient and as a result, the Fund’s exposure to this sector was a positive contributor to performance on a duration-adjusted basis.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest rate risk government bond markets with a focus on high current income. We used U.S. Treasury futures contracts for duration management. Over the period, the futures positions had a net realized loss and a net unrealized loss.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick A. Klein

Paul Varunok

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020 the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+3.18%	+3.07%	+3.18%	+3.07%
5-Year	+7.22%	+7.11%	+1.40%	+1.38%
Since Inception (11/4/13)	+8.95%	+8.56%	+1.35%	+1.29%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.04%	1.60%	1.44%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/4/13–3/31/20

See page 7 for Performance Summary footnotes

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$2.52231

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.25%	0.45%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or an expense reduction contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 16.116 cent per share March dividend and the NAV of $94.84 per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Government Index: 1-3 Year Component includes public obligations of the U.S. Treasury with at least one year up to, but not including, three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$1,015.30	$1.21	$1,023.80	$1.21	0.24%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,			Year Ended May 31,

	2020	2019	2018[a]	2017	2016	2015

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$94.40	$95.18	$96.75	$97.83	$99.03	$99.98

Income from investment operations[b]:

Net Net investment income[c]	2.11	1.95	1.17	1.02	0.72	0.64

Net Net realized and unrealized gains (losses)	0.85	(0.03)	(0.89)	(0.08)	(0.39)	0.09

Total from investment operations	2.96	1.92	0.28	0.94	0.33	0.73

Less distributions from net investment income	(2.52)	(2.70)	(1.85)	(2.02)	(1.53)	(1.68)

Net asset value, end of year	$94.84	$94.40	$95.18	$96.75	$97.83	$99.03

Total return[d]	3.18%	2.04%	0.30%	0.97%	0.34%	0.74%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.43%	0.44%	0.50%	0.39%	0.40%	0.68%

Expenses net of waiver and payments by affiliates	0.23%	0.25% [f]	0.27% [f]	0.30% [f]	0.30% [f]	0.30%

Net investment income	2.23%	2.06%	1.47%	1.05%	0.73%	0.64%

Supplemental data

Net assets, end of year (000’s)	$187,395	$125,177	$164,279	$169,406	$183,521	$47,139

Portfolio turnover rate[g]	169.35%	104.49%	103.43%	134.97%	145.14%	198.41%

Portfolio turnover rate excluding mortgage dollar rolls[g,h]	105.08%	64.69%	68.15%	75.90%	62.17%	198.41%

aFor the period June 1, 2017 to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

hSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 36.9%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$36,771	$37,448
	Dy9 Leasing LLC, 2.372%, 3/19/27	1,744,279	1,809,695
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,294,822
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 1.843%, (3-Month USD LIBOR + 0.23%), 2/28/25	871,399	856,464
	Overseas Private Investment Corp.,
	2.12%, 3/20/24	1,100,000	1,140,173
	4.01%, 5/15/30	1,710,000	1,973,730
	A, zero cpn., 11/15/20	225,000	291,681
	Petroleos Mexicanos, 2.378%, 4/15/25	770,000	790,585
	Reliance Industries Ltd.,
	senior secured note, 2.06%, 1/15/26	1,500,000	1,526,800
	2.512%, 1/15/26	1,125,000	1,156,099
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	873,657
	Tayarra Ltd., 3.628%, 2/15/22	352,639	360,555
	U.S. Treasury Note,
	0.375%, 3/31/22	5,000,000	5,013,770
	1.125%, 6/30/21	2,500,000	2,531,348
	1.25%, 3/31/21	2,500,000	2,527,393
	1.375%, 10/31/20	2,000,000	2,014,492
	1.375%, 4/30/21	2,000,000	2,026,953
	1.375%, 10/15/22	6,000,000	6,169,805
	1.50%, 8/15/20	1,000,000	1,005,586
	1.50%, 8/15/22	2,000,000	2,061,133
	1.625%, 8/15/22	2,000,000	2,065,312
	1.625%, 8/31/22	5,000,000	5,165,039
	1.75%, 5/31/22	2,000,000	2,065,156
	1.875%, 11/30/21	1,800,000	1,849,957
	2.25%, 7/31/21	1,500,000	1,541,103
	2.50%, 1/15/22	2,500,000	2,601,514
	2.625%, 11/15/20	2,000,000	2,030,977
	2.625%, 5/15/21	2,000,000	2,056,016
	2.75%, 9/30/20	1,250,000	1,266,284
	2.875%, 10/31/20	2,500,000	2,539,795
	[b] Index Linked, 0.125%, 7/15/24	1,955,358	1,960,235
	[b] Index Linked, 0.375%, 7/15/23	1,440,894	1,449,882
	[b] Index Linked, 0.375%, 7/15/25	1,359,613	1,387,633
	[b] Index Linked, 0.625%, 4/15/23	1,038,440	1,046,579
	[b] Index Linked, 0.625%, 1/15/26	2,713,875	2,804,983
	Zarapito Leasing LLC, 2.628%, 11/12/26	1,799,689	1,880,806

	Total U.S. Government and Agency Securities (Cost $68,030,822)		69,173,460

	Mortgage-Backed Securities 70.1%
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 27.3%
	FHLMC, 1.005%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,438,158	1,417,372
	FHLMC, 1.155%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	2,173,611	2,158,914
	FHLMC, 1.705%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	759,172	757,290
	FHLMC, 1.725%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	1,219,640	1,217,444
	FHLMC, 1.735%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	986,477	979,897
	FHLMC, 1.745%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	1,269,732	1,267,590
	FHLMC, 1.755%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	894,217	889,605
	FHLMC, 1.765%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	1,007,797	987,680
	FHLMC, 1.805%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	1,114,150	1,110,812
	FHLMC, 1.815%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	149,339	149,559
	FHLMC, 1.845%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	938,113	940,149
	FHLMC, 1.855%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	994,929	999,320
	FHLMC, 1.855%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	1,495,732	1,496,960
	FHLMC, 1.865%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	882,213	884,098

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 1.875%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	$290,911	$291,501
	FHLMC, 1.875%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	846,703	848,764
	FHLMC, 1.885%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	738,617	742,197
	FHLMC, 1.885%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	510,534	510,887
	FHLMC, 1.895%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	52,638	52,016
	FHLMC, 1.895%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	270,517	267,476
	FHLMC, 1.915%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	1,384,476	1,389,019
	FHLMC, 1.935%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	1,349,548	1,352,230
	FHLMC, 1.955%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	1,999,848	2,004,180
	FHLMC, 1.995%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	1,981,600	2,015,996
	FHLMC, 2.005%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	999,863	1,003,315
	FHLMC, 2.015%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,664,048	1,679,023
	FHLMC, 2.025%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	1,661,642	1,671,671
	FHLMC, 2.035%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	2,000,000	2,010,294
	FHLMC, 2.045%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,977,037	2,030,257
	FHLMC, 2.055%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,958,284	1,969,191
	FHLMC, 2.055%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,499,784	1,508,113
	FHLMC, 2.075%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,955,106	1,966,444
	FHLMC, 3.389%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	218,848	219,127
	FHLMC, 3.484%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	30,829	31,099
	FHLMC, 3.685%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	71,254	71,757
	FHLMC, 3.699%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	25,153	25,349
	FHLMC, 3.777%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	34,414	35,013
	FHLMC, 3.782%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	52,425	53,244
	FHLMC, 3.796%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	12,784	12,922
	FHLMC, 3.862%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,036	16,304
	FHLMC, 3.873%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	67,842	68,639
	FHLMC, 3.887%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	258,008	260,595
	FHLMC, 3.912%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	70,211	70,996
	FHLMC, 3.919%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	95,745	96,584
	FHLMC, 3.929%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	4,480	4,541
	FHLMC, 3.936%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	18,224	18,497
	FHLMC, 3.963%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	8,125	8,262
	FHLMC, 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	17,645	17,974
	FHLMC, 4.006%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	37,279	37,903
	FHLMC, 4.007%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	74,485	75,714
	FHLMC, 4.016%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	896,792	911,072
	FHLMC, 4.017%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	150,995	153,381
	FHLMC, 4.043%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	802	811
	FHLMC, 4.056%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	19,540	20,046
	FHLMC, 4.064%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	2,344	2,361
	FHLMC, 4.093%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	3,294	3,320
	FHLMC, 4.122%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	55,991	56,948
	FHLMC, 4.129%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	17,261	17,441
	FHLMC, 4.148%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	16,944	17,111
	FHLMC, 4.155%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	337,743	343,868
	FHLMC, 4.158%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	120,698	122,575
	FHLMC, 4.159%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	59,052	60,433
	FHLMC, 4.167%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	286,410	290,766
	FHLMC, 4.168%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	767	772
	FHLMC, 4.19%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	742,961	754,051
	FHLMC, 4.205%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	23,730	24,108
	FHLMC, 4.207%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	144,054	146,044
	FHLMC, 4.265%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	530,886	544,444
	FHLMC, 4.266%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	18,148	18,397
	FHLMC, 4.269%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,570,344	1,593,822
	FHLMC, 4.282%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	11,525	11,653
	FHLMC, 4.294%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	3,135	3,159

franklintempleton.com	Annual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 4.304%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	$1,118,783	$1,134,845
	FHLMC, 4.306%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	169,192	169,514
	FHLMC, 4.311%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,825	7,946
	FHLMC, 4.325%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	535,595	543,549
	FHLMC, 4.339%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	133,809	135,773
	FHLMC, 4.339%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	49,672	50,746
	FHLMC, 4.342%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	9,398	9,566
	FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	60,256	61,624
	FHLMC, 4.352%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	12,618	12,849
	FHLMC, 4.358%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	37,777	37,925
	FHLMC, 4.384%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	13,336	13,495
	FHLMC, 4.397%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	284,981	288,458
	FHLMC, 4.417%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	68,358	69,476
	FHLMC, 4.434%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	56,857	57,566
	FHLMC, 4.446%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	653	660
	FHLMC, 4.457%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	159,286	162,575
	FHLMC, 4.469%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,990,865	2,015,085
	FHLMC, 4.478%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	456,143	462,026
	FHLMC, 4.478%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	34,268	34,756
	FHLMC, 4.485%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	15,907	16,066
	FHLMC, 4.492%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	3,689	3,728
	FHLMC, 4.492%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	294,803	301,242
	FHLMC, 4.513%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	2,887	2,904
	FHLMC, 4.514%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	20,147	20,389
	FHLMC, 4.521%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	16,325	16,556
	FHLMC, 4.54%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	50,511	51,616
	FHLMC, 4.561%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	60,067	61,008
	FHLMC, 4.571%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	85	86
	FHLMC, 4.593%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	303,756	307,422
	FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	132,645	134,471
	FHLMC, 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	8,779	8,886
	FHLMC, 4.636%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,888	3,975
	FHLMC, 4.64%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	51,192	51,728
	FHLMC, 4.67%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	5,781	5,833
	FHLMC, 4.694%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	8,128	8,304
	FHLMC, 4.733%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,829	1,844
	FHLMC, 4.791%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	9,088	9,257
	FHLMC, 4.805%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	25,629	26,263
	FHLMC, 5.492%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	1,120	1,129

			51,091,508

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.9%
	FHLMC, 2.745%, 1/25/26	1,500,000	1,627,710
	FHLMC, 2.995%, 12/25/25	1,500,000	1,645,627
	FHLMC, 3.062%, 12/25/24	1,500,000	1,631,436
	FHLMC, 3.458%, 8/25/23	2,000,000	2,154,468
	FHLMC, 3.49%, 1/25/24	2,000,000	2,172,486
	FHLMC, 3.50%, 6/01/26	528,543	557,503
	FHLMC, 3.50%, 3/15/43	1,336,187	1,393,345
	FHLMC, 4.00%, 3/01/49	3,308,231	3,562,608

			14,745,183

c	Federal National Mortgage Association (FNMA) Adjustable Rate 10.7%
	FNMA, 1.347%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	1,025,040	1,014,844
	FNMA, 1.347%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,734,754	1,722,567
	FNMA, 1.347%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	1,458,976	1,444,645
	FNMA, 2.835%, (11th District COF +/- MBS Margin), 8/01/29	29,381	29,337
	FNMA, 2.96%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	822	826

12	Annual Report	franklintempleton.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.084%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	$2,691	$2,709
	FNMA, 3.125%, (6-Month USD LIBOR +/- MBS Margin), 6/01/21	25	25
	FNMA, 3.125%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	931	933
	FNMA, 3.223%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	4,120	4,155
	FNMA, 3.295%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	5,226	5,291
	FNMA, 3.33%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	3,886	3,920
	FNMA, 3.359%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	349,723	354,498
	FNMA, 3.383%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	5,275	5,320
	FNMA, 3.40%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	197,906	201,015
	FNMA, 3.447%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	18,294	18,632
	FNMA, 3.448%, (1 Year CMT +/- MBS Margin), 1/01/31	20,121	19,859
	FNMA, 3.453%, (1 Year CMT +/- MBS Margin), 6/01/40	56,408	55,784
	FNMA, 3.453%, (1 Year CMT +/- MBS Margin), 11/01/40	13,813	13,851
	FNMA, 3.462%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	52,809	53,324
	FNMA, 3.475%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	18,563	18,863
	FNMA, 3.487%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	4,399	4,470
	FNMA, 3.504%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	143,527	146,005
	FNMA, 3.512%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	23,221	23,383
	FNMA, 3.518%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	6,368	6,407
	FNMA, 3.52%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	69,383	69,678
	FNMA, 3.524%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	13,903	14,151
	FNMA, 3.527%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	1,096	1,106
	FNMA, 3.537%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	41,222	41,577
	FNMA, 3.54%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,945	6,056
	FNMA, 3.55%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	10,378	10,511
	FNMA, 3.55%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	3,408	3,464
	FNMA, 3.559%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	179,201	182,547
	FNMA, 3.564%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	9,125	9,274
	FNMA, 3.57%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	7,508	7,639
	FNMA, 3.574%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	10,073	10,163
	FNMA, 3.588%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	7,333	7,492
	FNMA, 3.592%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	552,962	563,238
	FNMA, 3.598%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	18,970	19,116
	FNMA, 3.613%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	3,820	3,890
	FNMA, 3.617%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,330	5,429
	FNMA, 3.62%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	12,981	13,105
	FNMA, 3.625%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	40,681	41,107
	FNMA, 3.628%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	53,294	53,263
	FNMA, 3.637%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	11,454	11,650
	FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	17,776	17,996
	FNMA, 3.643%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,798	1,814
	FNMA, 3.647%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	9,887	9,996
	FNMA, 3.674%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	7,501	7,638
	FNMA, 3.675%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	8,023	8,106
	FNMA, 3.682%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	5,814	5,856
	FNMA, 3.684%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	8,116	8,186
	FNMA, 3.693%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,720	3,758
	FNMA, 3.701%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	22,080	22,355
	FNMA, 3.711%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	56,734	57,416
	FNMA, 3.713%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	7,279	7,358
	FNMA, 3.72%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	46,116	46,784
	FNMA, 3.738%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	2,747	2,772
	FNMA, 3.739%, (11th District COF +/- MBS Margin), 10/01/27	285	285
	FNMA, 3.739%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	128,277	131,296
	FNMA, 3.74%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	8,306	8,370
	FNMA, 3.754%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	35,445	36,117
	FNMA, 3.764%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	69,578	70,699
	FNMA, 3.77%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	49,232	49,733

franklintempleton.com	Annual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.798%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	$325,134	$328,196
	FNMA, 3.807%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	11,281	11,385
	FNMA, 3.82%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	42,601	43,397
	FNMA, 3.853%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	69,705	70,710
	FNMA, 3.858%, (1 Year CMT +/- MBS Margin), 11/01/35	25,824	25,996
	FNMA, 3.868%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	1,687	1,703
	FNMA, 3.883%, (1 Year CMT +/- MBS Margin), 11/01/35	34,972	35,236
	FNMA, 3.899%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	24,990	25,105
	FNMA, 3.911%, (1 Year CMT +/- MBS Margin), 11/01/35	94,037	94,870
	FNMA, 3.912%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	9,291	9,376
	FNMA, 3.928%, (1 Year CMT +/- MBS Margin), 10/01/35	197,556	199,232
	FNMA, 3.929%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	153,363	155,036
	FNMA, 3.933%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	173,526	175,678
	FNMA, 3.958%, (1 Year CMT +/- MBS Margin), 11/01/35	241,087	242,369
	FNMA, 3.959%, (1 Year CMT +/- MBS Margin), 11/01/35	32,905	33,241
	FNMA, 3.963%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	32,852	33,433
	FNMA, 3.963%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	271,550	278,635
	FNMA, 3.979%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	385,340	390,369
	FNMA, 3.987%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	1,920	1,940
	FNMA, 4.001%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	57,553	58,843
	FNMA, 4.002%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	22,384	22,605
	FNMA, 4.006%, (1 Year CMT +/- MBS Margin), 11/01/35	38,625	39,079
	FNMA, 4.009%, (1 Year CMT +/- MBS Margin), 11/01/35	32,624	32,868
	FNMA, 4.013%, (1 Year CMT +/- MBS Margin), 11/01/35	73,754	74,697
	FNMA, 4.018%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	4,316	4,359
	FNMA, 4.019%, (1 Year CMT +/- MBS Margin), 11/01/35	127,289	129,011
	FNMA, 4.035%, (1 Year CMT +/- MBS Margin), 10/01/35	509,345	516,100
	FNMA, 4.042%, (1 Year CMT +/- MBS Margin), 11/01/35	38,122	38,642
	FNMA, 4.07%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	58,868	58,656
	FNMA, 4.071%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	124,426	126,925
	FNMA, 4.081%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	328,083	331,945
	FNMA, 4.096%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	573,234	586,968
	FNMA, 4.098%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	374,431	378,762
	FNMA, 4.106%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	1,486	1,500
	FNMA, 4.108%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	5,944	5,989
	FNMA, 4.115%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	312,833	317,400
	FNMA, 4.118%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	32,085	32,437
	FNMA, 4.124%, (1 Year CMT +/- MBS Margin), 1/01/23	1,481	1,497
	FNMA, 4.136%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	43,404	43,932
	FNMA, 4.136%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	621,222	628,746
	FNMA, 4.136%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	68,602	69,547
	FNMA, 4.139%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	36,640	37,095
	FNMA, 4.147%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	40,941	41,307
	FNMA, 4.149%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	83,642	85,030
	FNMA, 4.155%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	788	797
	FNMA, 4.169%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	1,125	1,141
	FNMA, 4.171%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	21,391	21,918
	FNMA, 4.175%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	463	469
	FNMA, 4.18%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	10,536	10,688
	FNMA, 4.182%, (11th District COF +/- MBS Margin), 8/01/28	20,148	20,301
	FNMA, 4.185%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	50,497	51,474
	FNMA, 4.186%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,663	1,678
	FNMA, 4.208%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	106,357	109,072
	FNMA, 4.212%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	92,208	92,971
	FNMA, 4.214%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	86,475	87,988
	FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	37,433	37,881
	FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,533,912	1,554,983
	FNMA, 4.239%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	21,200	21,388

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
c	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.241%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	$196,292	$199,249
	FNMA, 4.254%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	7,855	7,923
	FNMA, 4.255%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	7,141	7,226
	FNMA, 4.255%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	11,770	11,823
	FNMA, 4.256%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	163,095	165,352
	FNMA, 4.262%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	103,411	104,198
	FNMA, 4.263%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,888	2,940
	FNMA, 4.265%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	1,295,295	1,326,832
	FNMA, 4.267%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	89,478	90,576
	FNMA, 4.277%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	235,509	238,091
	FNMA, 4.278%, (1 Year CMT +/- MBS Margin), 9/01/36	51,557	52,697
	FNMA, 4.303%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	1,245,579	1,264,072
	FNMA, 4.306%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	103,088	104,240
	FNMA, 4.32%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	18,427	18,707
	FNMA, 4.34%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	66,148	67,870
	FNMA, 4.349%, (1 Year CMT +/- MBS Margin), 10/01/36	78,113	80,044
	FNMA, 4.351%, (1 Year CMT +/- MBS Margin), 5/01/36	64,996	66,548
	FNMA, 4.364%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	6,223	6,277
	FNMA, 4.368%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	166,995	169,437
	FNMA, 4.376%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	134,592	135,345
	FNMA, 4.377%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,340	2,357
	FNMA, 4.377%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	247,265	251,070
	FNMA, 4.393%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	371,469	376,112
	FNMA, 4.398%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	28,284	28,771
	FNMA, 4.424%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	2,331	2,353
	FNMA, 4.459%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	11,940	12,068
	FNMA, 4.488%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	85,208	87,200
	FNMA, 4.496%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	51,767	52,274
	FNMA, 4.503%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	5,296	5,352
	FNMA, 4.504%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	565	571
	FNMA, 4.512%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	27,593	27,897
	FNMA, 4.514%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,872	1,889
	FNMA, 4.517%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	70,858	72,661
	FNMA, 4.525%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	885	892
	FNMA, 4.532%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	7,693	7,781
	FNMA, 4.535%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	14,288	14,448
	FNMA, 4.571%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	23,416	23,612
	FNMA, 4.594%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	39,287	39,688
	FNMA, 4.605%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	26,551	26,872
	FNMA, 4.647%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	25,088	25,813
	FNMA, 4.662%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	47,117	47,755
	FNMA, 4.671%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	6,060	6,108
	FNMA, 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	36,300	36,591
	FNMA, 4.765%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	140,740	142,296
	FNMA, 4.79%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	39,975	40,524
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	76,627	77,196
	FNMA, 5.23%, (6-Month USD LIBOR +/- MBS Margin), 4/01/33	492	497

			20,084,345

	Federal National Mortgage Association (FNMA) Fixed Rate 24.2%
	FNMA, 2.50%, 3/01/35	2,981,174	3,100,281
d	FNMA, 2.50%, 4/15/35	9,000,000	9,339,258
d	FNMA, 2.50%, 4/15/50	11,000,000	11,399,609
d	FNMA, 3.00%, 4/15/50	15,955,000	16,732,183
	FNMA, 3.50%, 9/01/25	78,118	82,382
	FNMA, 3.50%, 10/01/25	669,639	706,235
	FNMA, 3.50%, 3/01/26	583,187	615,071
	FNMA, 3.50%, 8/01/26	109,922	115,953

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate (continued)
	FNMA, 3.50%, 8/01/26	$42,853	$45,198
	FNMA, 3.50%, 10/01/26	4,991	5,263
	FNMA, 3.50%, 10/01/26	2,786	2,939
	FNMA, 3.50%, 10/01/26	14,085	14,860
	FNMA, 3.50%, 1/01/27	11,152	11,767
	FNMA, 3.50%, 1/01/27	735,250	775,372
	FNMA, 3.50%, 1/01/27	26,092	27,525
	FNMA, 3.50%, 4/01/27	159,084	167,810
	FNMA, 3.50%, 7/01/27	789,103	832,123
	FNMA, 3.50%, 5/01/31	201,814	212,799
	FNMA, 4.00%, 1/01/50	1,050,977	1,121,944

			45,308,572

	Total Mortgage-Backed Securities (Cost $130,849,185)		131,229,608

	Total Investments before Short Term Investments (Cost $198,880,007)		200,403,068

		Shares
	Short Term Investments (Cost $27,976,197) 14.9%
	Money Market Funds 14.9%
e,f	Institutional Fiduciary Trust Money Market Portfolio, 0.318%	27,976,197	27,976,197

	Total Investments (Cost $226,856,204) 121.9%		228,379,265
	Other Assets, less Liabilities (21.9)%		(40,984,194)

	Net Assets 100.0%		$187,395,071

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bPrincipal amount of security is adjusted for inflation. See Note 1(f).

cAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

dSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

eThe rate shown is the annualized seven-day effective yield at period end.

f See Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	49	$10,798,758	6/30/20	$151,383
U.S. Treasury 5 Yr. Note	Short	64	8,023,000	6/30/20	(148,588)
U.S. Treasury 10 Yr. Note	Short	28	3,883,250	6/19/20	(84,896)
U.S. Treasury 10 Yr. Ultra Note	Short	18	2,808,563	6/19/20	(63,790)
U.S. Treasury Long Bond	Short	21	3,760,312	6/19/20	(54,654)

Total Futures Contracts					$(200,545)

*As of period end.

See Note 8 regarding other derivative information.

See abbreviations on page 25.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2020

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$198,880,007
Cost – Non-controlled affiliates (Note 3c)	27,976,197

Value – Unaffiliated issuers	$200,403,068
Value – Non-controlled affiliates (Note 3c)	27,976,197
Cash	30,000
Receivables:
Investment securities sold	234,742
Interest	538,644
Deposits with broker for:
Futures contracts	295,843
Variation margin on futures contracts	46,094

Total assets	229,524,588

Liabilities:
Payables:
Investment securities purchased	41,711,304
Management fees	14,298
Distributions to shareholders	318,452
Trustees fees and expenses	5,750
Accrued expenses and other liabilities	79,713

Total liabilities	42,129,517

Net assets, at value	$187,395,071

Net assets consist of:
Paid-in capital	$194,842,389
Total distributable earnings (loss)	(7,447,318)

Net assets, at value	$187,395,071

Shares outstanding	1,976,000

Net asset value per share	$94.84

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended March 31, 2020

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$102,183
Interest:
Unaffiliated issuers:
Inflation principal adjustments	89,326
Paydown gain (loss)	(596,680)
Paid in cash[a]	3,875,614

Total investment income	3,470,443

Expenses:
Management fees (Note 3a)	422,367
Transfer agent fees	3,500
Custodian fees (Note 4)	1,267
Reports to shareholders	24,130
Registration and filing fees	5,000
Professional fees	87,256
Trustees fees and expenses	22,815
Pricing fees	29,382
Other	14,441

Total expenses	610,158

Expense reductions (Note 4)	(22,639)
Expenses waived/paid by affiliates (Note 3c and 3d)	(258,186)

Net expenses	329,333

Net investment income	3,141,110

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(57,306)
Futures contracts	(361,189)

Net realized gain (loss)	(418,495)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,970,458
Futures contracts	(245,029)

Net change in unrealized appreciation (depreciation)	1,725,429

Net realized and unrealized gain (loss)	1,306,934

Net increase (decrease) in net assets resulting from operations	$4,448,044

aIncludes amortization of premium and accretion.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,

	2020	2019
Increase (decrease) in net assets:
Operations:
Net investment income	$3,141,110	$3,563,594
Net realized gain (loss)	(418,495)	(1,635,775)
Net change in unrealized appreciation (depreciation)	1,725,429	1,628,773

Net increase (decrease) in net assets resulting from operations	4,448,044	3,556,592

Distributions to shareholders (Note 1f)	(3,778,883)	(4,880,030)

Capital share transactions (Note 2)	61,549,347	(37,779,166)

Net increase (decrease) in net assets	62,218,508	(39,102,604)
Net assets:
Beginning of year	125,176,563	164,279,167

End of year	$187,395,071	$125,176,563

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	19

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

franklintempleton.com	Annual Report	21

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the years ended March 31, 2020 and 2019, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year ended March 31,

	2020		2019

	Shares	Amount	Shares	Amount
Shares sold	1,000,000	$94,692,462	800,000	$75,723,664
Shares redeemed	(350,000)	(33,143,115)	(1,200,000)	(113,502,830)

Net increase (decrease)	650,000	$61,549,347	(400,000)	$(37,779,166)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations. During the year ended March 31, 2020, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.318%	$12,768,717	$162,957,407	$(147,749,927)	$—	$—	$27,976,197	27,976,197	$102,183

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At March 31, 2020, Franklin Resources Inc. owned 0.1% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$2,447,355
Long term	6,478,537

Total capital loss carryforwards	$8,925,892

The tax character of distributions paid during the years ended March 31, 2020 and 2019 was as follows:

	March 31,

	2020	2019
Distributions paid from ordinary income	$3,778,883	$4,880,030

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

At March 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$226,676,936

Unrealized appreciation	$2,818,883
Unrealized depreciation	(1,316,852)

Net unrealized appreciation (depreciation)	$1,502,031

Distributable earnings – undistributed ordinary income	$383,021

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2020, aggregated $331,713,613 and $248,702,306, respectively.

7. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. Other Derivative Information

At March 31, 2020, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$151,383	[a]	Variation margin	$351,928	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2020, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Year	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Year

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$(361,189)	Futures contracts	$(245,029)

For the year ended March 31, 2020, the average month end notional amount of futures contracts represented $19,865,438.

See Note 1(c) regarding derivative financial instruments.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Liberty Short Duration U.S. Government ETF (continued)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$69,173,460	$—	$69,173,460
Mortgage-Backed Securities	—	131,229,608	—	131,229,608
Short Term Investments	27,976,197	—	—	27,976,197

Total Investments in Securities	$27,976,197	$200,403,068	$—	$228,379,265

Other Financial Instruments:
Futures Contracts	$151,383	$—	$—	$151,383

Liabilities:
Other Financial Instruments:
Futures Contracts	$351,928	$—	$—	$351,928

10. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

franklintempleton.com	Annual Report	25

FRANKLIN ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Liberty Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Liberty Short Duration U.S. Government ETF (the “Fund”) as of March 31 2020, the related statement of operations for the year ended March 31, 2020 , the statement of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $3,742,268 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2020.

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FRANKLIN ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Since 2017	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2017	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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FRANKLIN ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2020 Franklin Templeton Investments. All rights reserved.		FTSD A 05/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $31,320 for the fiscal year ended March 31, 2020 and $26,870 for the fiscal year ended March 31, 2019.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $10,000 for the fiscal year ended March 31, 2020 and $15,000 for the fiscal year ended March 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a) - (c) of Item 4 were $57 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a) - (c) of Item 4 were $175,644 for the fiscal year ended March 31, 2020 and $16,500 for the fiscal year ended March 31, 2019. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $31,500 for the fiscal year ended March 31, 2019 and $47 for the fiscal year ended March 31, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)  (1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

By	S\VIVEK PAI
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	May 29, 2020